Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Real Estate	$ 34,445,200	$ 24,826,700	$ 18,449,900
Property, Plant and Equipment, net	6,698,400	5,071,900	2,528,700
Right of Use Assets	938,000	1,132,700
Cash	2,351,900	430,000	81,900
Prepaid Expense	373,500	117,600	14,700
Accounts Receivable, net	54,300	11,800	52,000
Restricted Cash			139,000
Deferred Tax Asset	733,100	171,600
TOTAL ASSETS	45,594,400	31,762,300	21,266,200
LIABILITIES
Construction Loans, net of Debt Discount	18,262,600	9,499,300	17,172,300
Construction Loans - Related Parties, net of Debt Discount	7,994,400	14,523,200	1,656,200
Equipment Loans	3,191,600	3,476,800	997,400
Accounts Payable and Accrued Expenses	3,109,900	3,770,400	801,000
Right of Use Operating Lease Liabilities	906,500	1,115,500
Finance Leases	1,952,100	520,700	705,600
Deferred Revenue	1,370,600	73,200
Deferred income tax			463,000
Note Payable PPP	582,800
Due to Related Party		8,100
Income tax payable			54,800
TOTAL LIABILITIES	37,370,500	32,987,200	21,850,300
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, value
Common Stock, value	11,957,000	670,900	670,900
Additional Paid In Capital	130,100	119,100	112,000
Accumulated Deficit	(2,574,500)	(954,300)	(577,600)
Total Stockholders' Equity (Deficit)	9,512,600	(164,300)	205,300
Non-Controlling Interest	(1,288,700)	(1,060,600)	(789,400)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	8,223,900	(1,224,900)	(584,100)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 45,594,400	$ 31,762,300	$ 21,266,200